Fair value and fair value hierarchy of financial instruments - Significant unobservable inputs into valuation model for private placement warrants (Details) - Private placement warrants	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Expected volatility
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable inputs	36.6	34.4
Risk-free interest rate
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable inputs	0.26	1.69
Expiry term	5 years
Expected term (n years)
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable inputs	3.97	4.97
Expiry term	5 years